RECEIVABLES - Premium Receivable, Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Opening balance	$ 12,756	$ 11,302
Change in allowance for expected credit losses	839	1,454
Ending balance	$ 13,595	$ 12,756